Shareholders' equity and share-based payments - Perpetual subordinated notes (Details) € in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($) tranche	Dec. 31, 2015 EUR (€) tranche	Dec. 31, 2016 EUR (€)
Shareholders' equity
Number of tranches of deeply subordinated perpetual maturity callable notes issued | tranche			3	2
Amount of perpetual deeply subordinated notes recorded in equity | $	$ 10,328
Coupons booked in deduction of shareholders' equity | $	$ 315	$ 302	$ 203
Subordinated note, 3.875%, perpetual maturity callable after 6 years
Shareholders' equity
Interest rate (as percent)					3.875%
Years after which notes are callable			6 years
Principal amount					€ 1,750
Subordinated note, 2.708%, perpetual maturity callable after 6.6 years
Shareholders' equity
Interest rate (as percent)					2.708%
Years after which notes are callable			6 years 7 months 6 days
Principal amount					€ 1,000
Subordinated note, 3.369%, perpetual maturity callable after 10 years
Shareholders' equity
Interest rate (as percent)					3.369%
Years after which notes are callable			10 years
Principal amount					€ 1,500
Subordinated note, 2.250%, perpetual maturity callable after 6 years
Shareholders' equity
Interest rate (as percent)				2.25%
Years after which notes are callable				6 years
Principal amount				€ 2,500
Subordinated note, 2.625%, perpetual maturity callable after 10 years
Shareholders' equity
Interest rate (as percent)				2.625%
Years after which notes are callable				10 years
Principal amount				€ 2,500